Summary of Significant Accounting Policies - Allowance for doubtful accounts (Details)	12 Months Ended
	Mar. 31, 2021 USD ($) segment	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($) segment	Mar. 31, 2018 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)
Allowance for doubtful accounts
Allowance for doubtful accounts	$ 0	$ 0	$ 0	$ 0
Employee benefit expenses
Employee benefit expenses	51,664	41,207	79,056	65,076
Selling and marketing expenses
Advertising and promotion costs	939,878	893,754	1,319,969	779,162
Research and development costs
Research and development costs capitalized	$ 0	$ 0	$ 0	$ 0
Foreign currency translation
Year-end spot rate			6.7335	6.2881	6.5712	6.5712	7.0851	7.0851
Average rate			6.7317	6.6021	6.7720	6.7720	6.9655	6.9655
Segment reporting
Reportable segment | segment	1		1
Concentration of risks
RMB denominated cash and cash equivalents			$ 10,362,283	$ 4,896,067	¥ 14,716,652	$ 17,453,360	¥ 11,931,714	$ 11,931,714